Cover Page	Jan. 05, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 05, 2022
Entity File Number	000-12627
Entity Registrant Name	GLOBAL CLEAN ENERGY HOLDINGS, INC.
Entity Central Index Key	0000748790
Entity Tax Identification Number	87-0407858
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2790 Skypark Drive
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90505
City Area Code	310
Local Phone Number	641-4234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K (the “December 29, 2021 Form 8-K”) filed with the Securities and Exchange Commission on January 3, 2022 as and to the extent described below. The purpose of this amendment is to replace the version of the English translation of the Sale and Purchase Deed previously filed as Exhibit 10.1 to the December 29, 2021 Form 8-K, which contains a few language corrections and other conforming and corrective revisions to the previously filed version. Effective upon the filing of this Form 8-K/A, Exhibit 10.1 of the December 29, 2021 Form 8-K is replaced and superseded in its entirety by Exhibit 10.1 to this Form 8-K/A.